CONSIDERATION PAYABLE TO WEBANK (Tables)	12 Months Ended
Mar. 31, 2023
CONSIDERATION PAYABLE
Schedule of Consideration Payable To Webank

	March 31, 2022	March 31, 2023
	RMB	RMB

Consideration payable to WeBank in total (Note 10)	160,804	114,446
Less: current portion (recorded in “other payables and other current liabilities” (Note 11))	(53,162)	(55,887)
	107,642	58,559